Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Warehouse and buying costs CNY	Dec. 31, 2011 Warehouse and buying costs CNY	Dec. 31, 2010 Warehouse and buying costs CNY	Dec. 31, 2012 Distribution CNY	Dec. 31, 2011 Distribution CNY	Dec. 31, 2010 Distribution CNY	Dec. 31, 2012 Vendor allowances CNY	Dec. 31, 2011 Vendor allowances CNY	Dec. 31, 2010 Vendor allowances CNY	Dec. 31, 2012 Minimum
Summary Of Significant Accounting Policies [Line Items]
Currency translation, rate of $US1	6.2301	6.2301
Restricted cash	$ 5,778	36,000
Inventory write-downs	1,456	9,072	9,379	9,424
Impairment losses of property and equipment	1,228	7,649	14,164	3,423
Land use right period	50 years	50 years
Recognized income tax positions														50.00%
Advertising and promotion costs		14,504	9,904	10,284							13,131	10,387	11,952
Cost of goods sold	219,790	1,369,312	1,302,653	1,192,665							87,338	76,067	55,667
Sales, marketing and other operating expenses	$ 162,388	1,011,695	1,015,165	985,510	37,757	36,225	30,132	11,208	11,707	12,730
Retail drugstore lease term	5 years	5 years
Number of reportable operating segment	1	1